Hospice Revenue Recognition	12 Months Ended
Dec. 31, 2011
Hospice Revenue Recognition [Abstract]
Hospice Revenue Recognition
2.	Hospice Revenue Recognition
VITAS recognizes revenue at the estimated realizable amount due from third-party payers, which are primarily Medicare and Medicaid.  Payers may deny payment for services in whole or in part on the basis that such services are not eligible for coverage and do not qualify for reimbursement.  We estimate denials each period and make adequate provision in the financial statements.  The estimate of denials is based on historical trends and known circumstances and does not vary materially from period to period on an aggregate basis.  Medicare billings are subject to certain limitations, as described below.

The allowance for doubtful accounts for VITAS comprises the following (in thousands):

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2010	$6,268	$2,535	$1,630	$505	$10,938
Bad debt provision	2,918	2,922	1,745	314	7,899
Write-offs	(2,218)	(2,653)	(2,152)	(436)	(7,459)
Other/Contractual adjustments	-	-	-	423	423
Ending Balance December 31, 2010	6,968	2,804	1,223	806	11,801
Bad debt provision	315	4,323	2,245	172	7,055
Write-offs	(2,368)	(4,030)	(1,915)	(1,282)	(9,595)
Other/Contractual adjustments	2	-	16	724	742
Ending Balance December 31, 2011	$4,917	$3,097	$1,569	$420	$10,003

VITAS is subject to certain limitations on Medicare payments for services.  Specifically, if the number of inpatient care days any hospice program provides to Medicare beneficiaries exceeds 20% of the total days of hospice care such program provided to all Medicare patients for an annual period beginning September 28, the days in excess of the 20% figure may be reimbursed only at the routine homecare rate.  None of VITAS' hospice programs exceeded the payment limits on inpatient services in 2011, 2010 or 2009.

VITAS is also subject to a Medicare annual per-beneficiary cap ("Medicare cap").  Compliance with the Medicare cap is measured by comparing the total Medicare payments received under a Medicare provider number with respect to services provided to all Medicare hospice care beneficiaries in the program or programs covered by that Medicare provider number between November 1 of each year and October 31 of the following year with the product of the per-beneficiary cap amount and the number of Medicare beneficiaries electing hospice care for the first time from that hospice program or programs from September 28 through September 27 of the following year.

We actively monitor each of our hospice programs, by provider number, as to their specific admission, discharge rate and median length of stay data in an attempt to determine whether revenues are likely to exceed the annual per-beneficiary Medicare cap.  Should we determine that revenues for a program are likely to exceed the Medicare cap based on projected trends, we attempt to institute corrective actions, which include changes to the patient mix and increased patient admissions.  However, should we project our corrective action will not prevent that program from exceeding its Medicare cap, we estimate the amount of revenue recognized during the period that will require repayment to the Federal government under the Medicare cap and record the amount as a reduction to service revenue.

During the year ended December 31, 2011, we reversed Medicare cap liability for amounts recorded in the fourth quarter of 2010 for two programs' projected 2011 measurement period liability. This reversal was partially offset by the Medicare cap liability for three programs' projected 2012 measurement period liability.   For the year ended December 31, 2010, we recorded pretax charges in continuing operations for the estimated Medicare cap liability for two programs'projected liability through year end for the 2011 measurement period.  The majority of the liability relates to one program which is VITAS' largest hospice.  This amount was subsequently reversed during the 2011 fiscal year due to increased admission trends.  Shown below is the Medicare cap liability activity for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010
Beginning Balance January 1,	$1,371	$1,981
Expense - 2012 measurement period	2,578	-
Reversal - 2011 measurement period	(786)	-
Expense - 2011 measurement period	-	1,110
Reversal - 2010 measurement period	-	(1,720)
Other	(198)	-
Ending Balance December 31,	$2,965	$1,371